PROSKAUER ROSE LLP

ELEVEN TIMES SQUARE

NEW YORK, NEW YORK 10036

April 1, 2019

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Sally Samuel

Re:	Dreyfus AMT-Free Municipal Cash Management Plus (Registration Nos: 33-36821; 811-6172)

Ladies and Gentlemen:

On behalf of the above referenced registrant (the "Registrant"), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 52 (the "Amendment") to the Registrant's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in order to add a new class of shares to the Registrant—Service Shares.

The Registrant intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to file certain exhibits, including a Certificate of Amendment, Rule 18f-3 and Shareholder and Administrative Services Plan and the consent of the Registrant's independent registered public accounting firm, and to make certain other revisions.

Please note that, concurrently herewith, Dreyfus Treasury and Agency Cash Management, (File Nos. 33-6851 and 811-4723), Dreyfus Government Cash Management Funds (File Nos. 002-89359; 811-3964), Dreyfus AMT-Free New York Municipal Cash Management (File Nos. 33-42431; 811-6395) and Dreyfus Treasury Securities Cash Management (File Nos. 33-25941; 811-5718) filed post-effective amendments to their registration statements on Form N-1A pursuant to Rule 485(a)(1) under the Securities Act that include the same Prospectus and Statement of Additional Information as are included in the Amendment.

Please telephone the undersigned at 212.969.3381, or David Stephens of this office at 212.969.3357, if you have any questions.

Very truly yours,

/s/ Lisa Goldstein
Lisa Goldstein

cc:	David Stephens

Jeff Prusnofsky